Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 17: — SHAREHOLDERS’ EQUITY

a.	Pertinent rights and privileges of ordinary shares:

1.	100% of the rights to profits are allocated to the ordinary shares.

2.	100% of the dissolution rights are allocated to the ordinary shares.

3.	Two-thirds of the voting power of all of the Company’s shares is allocated to the ordinary shares.

b.	Founders’ shares:

One-third of the voting power of all of the Company’s shares is allocated to the founders’ shares.

c.	Stock option plans:

1.	The Company’s 1991 Stock Incentive Plan provided for the issuance of incentive stock options, non-qualified stock options, and stock appreciation rights to key employees and associates of the Group.

The options were granted with an exercise price equal to 100% of the fair market value of the stock on the date of grant, and none of the options granted include stock appreciation rights. The options were granted to employees and associates, have a four-year graded vesting term and generally expire ten years after the date of the grant. Each option entitles its holder the right to purchase one ordinary share. As of December 31, 2011 and 2010, an aggregate of 6,425 and 11,325 options in respect of the 1991 plan were outstanding, respectively, and no further options in respect of the 1991 plan are available for future grants. The Company issues new shares to employees and associates exercising their stock options.

2.	The Company’s 1999 Stock Incentive Plan (“1999 plan”) provides for the issuance of incentive stock options, non-qualified stock options, and stock appreciation rights to key employees and associates of the Group.

The options are substantially granted with an exercise price equal to 100% of the fair market value of the stock on the date of grant and the aggregate amount of the options granted may not exceed 2,100,000, and none of the options granted include stock appreciation rights. The options were granted to employees and associates, have a four to five-year graded vesting term and generally expire ten years after the date of the grant. Each option entitles its holder the right to purchase one ordinary share of NIS 0.0001 par value (subject to adjustments). As of December 31, 2011 and 2010, an aggregate of 325,130 and 579,855 options in respect of the 1999 plan were outstanding, respectively, and no further options in respect of the 1999 plan are available for future grants. The Company issues new shares to employees and directors exercising their stock options.

3.	A summary of the Company’s stock option activity (except options to non-employees) and related information for the year ended December 31, 2011 is as follows:

	Number of options	Exercise price	Weighted- average exercise price	Weighted- average remaining contractual terms	Aggregate intrinsic value
				(in years)
Outstanding at December 31, 2010	591,180	$2.38 - $68.51	$25.84
Exercised	(32,775)	$2.44 - $14.08	$9.14
Forfeited	(226,850)	$11.91 - $60.38	$27.90
Granted	—	$—	$—

Outstanding at December 31, 2011	331,555	$2.38 - $68.51	$26.08	1.97	$2,631

Exercisable at December 31, 2011	331,555		$26.08	1.97	$2,631

Vested and expected to vest at December 31, 2011	331,555		$26.08	1.97	$2,631

There were 32,775 options exercised in the year ended December 31, 2011 with a total intrinsic value of approximately $378. There were 44,975 options exercised in the year ended December 31, 2010, with a total intrinsic value of approximately $410.

As of December 31, 2011, there was $8 of unrecognized compensation costs related to share-based compensation arrangements granted under the Company’s stock option plan and is expected to be recognized over a period of 0.01 years. For the years ended December 31, 2011, 2010 and 2009 the Company recognized $59, $285 and $307, respectively, in stock-based compensation expense.

The number of options exercisable as of December 31, 2011, 2010 and 2009 were 331,555, 557,080 and 874,055, respectively. The weighted-average exercise prices for the options exercisable as of December 31, 2011, 2010 and 2009 were $26.08, $26.56 and $27.67, respectively.

The stock options outstanding and exercisable as of December 31, 2011 have been classified into ranges of exercise prices as follows:

Options outstanding				Options exercisable
Range of exercise price	Outstanding as of December 31, 2011	Weighted- average remaining contractual life	Weighted- average exercise price	Exercisable as of December 31, 2011	Weighted- average exercise price
		(in years)
$ 2.38 – $10.00	7,425	—	$2.79	7,425	$2.79
$10.01 – $20.00	119,250	2.04	$13.09	119,250	$13.09
$20.01 – $30.00	88,000	2.51	$24.10	88,000	$24.10
$30.01 – $40.00	62,630	1.37	$32.80	62,630	$32.80
$40.01 – $68.51	54,250	1.93	$53.26	54,250	$53.26

	331,555	1.97	$26.08	331,555	$26.08

4.	The weighted-average price and fair values for options granted were:

	Granted below market price			Granted equal to market price
	Year ended December 31,			Year ended December 31,
	2011	2010	2009	2011	2010	2009
Weighted-average exercise price	$—	$—	$—	$—	$—	$9.50

Weighted-average fair value on the date of grant	$—	$—	$—	$—	$—	$9.02

5.	There were 3,000 stock options forfeited for non-employees during the year ended December 31, 2011.

d.	Dividends:

The Company may declare and pay dividends from retained earnings. For restrictions on dividend distribution, see Note 18.d.

e.	Net income per share:

	Year ended December 31, 2011			Year ended December 31, 2010			Year ended December 31, 2009
	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denomi- nator)	Per Share Amount

Basic EPS:	$182,680	44,405,539	$4.11	$64,078	40,271,669	$1.59	$114,023	39,232,270	$2.91

Effect of dilutive securities:
Stock options	—	85,943	—	—	68,169	—	—	55,141	—
Sun Stock Warrants	—		—	—	1,510,486	—	—	1,280,436	—

Diluted EPS:	$182,680	44,491,482	$4.11	$64,078	41,850,324	$1.53	$114,023	40,567,847	$2.81